CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Contract assets [abstract]
Schedule of Assets Related to Contracts with Customers	Assets related to contracts with customers

	As of December 31,
	2022	2021
	US$’000	US$’000
Contract assets - current	12,450	11,381

Aggregate Amount of the Transaction Price Allocated to the Unsatisfied Performance Obligations
The following table shows the aggregate amount of the transaction price allocated to the unsatisfied performance obligations.

	As of December 31,
	2022	2021
	US$’000	US$’000
Unsatisfied long-term SDI contracts
Expected to be recognized as revenue over 3 years	109,816	119,025